Leases - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use assets at beginning of period	€ 884	€ 805
Impairment charges, net of reversals	6	(25)	€ (32)
Depreciation	(225)	(214)	(223)
Right-of-use assets at end of period	929	884	805
Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,541	1,286
Translation differences	3	50
Net additions	257	285
Retirements	(137)	(80)
Right-of-use assets at end of period	1,664	1,541	1,286
Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(657)	(481)
Translation differences	4	(17)
Impairment charges, net of reversals	6	(25)
Retirements	137	80
Depreciation	(225)	(214)
Right-of-use assets at end of period	(735)	(657)	(481)
Buildings
Leases
Right-of-use assets at beginning of period	785	720
Right-of-use assets at end of period	834	785	720
Buildings | Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,318	1,106
Translation differences	6	47
Net additions	184	209
Retirements	(85)	(44)
Right-of-use assets at end of period	1,423	1,318	1,106
Buildings | Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(533)	(386)
Translation differences	3	(15)
Impairment charges, net of reversals	6	(25)
Retirements	85	44
Depreciation	(150)	(151)
Right-of-use assets at end of period	(589)	(533)	(386)
Other
Leases
Right-of-use assets at beginning of period	99	85
Right-of-use assets at end of period	95	99	85
Other | Gross carrying amount
Leases
Right-of-use assets at beginning of period	223	180
Translation differences	(3)	3
Net additions	73	76
Retirements	(52)	(36)
Right-of-use assets at end of period	241	223	180
Other | Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(124)	(95)
Translation differences	1	(2)
Retirements	52	36
Depreciation	(75)	(63)
Right-of-use assets at end of period	€ (146)	€ (124)	€ (95)